Document and Entity Information	May 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001959604
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	Jefferies Credit Partners BDC Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-01684
Entity Tax Identification Number	92-1852483
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	284-3474
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false